REVENUE RECOGNITION - Adjustments to Balance sheets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Receivables	$ 79	$ 88
Vacation ownership inventory	496	195
Prepaid expenses	64	49
Other current assets	33	30
Total current assets	1,200	746
Vacation ownership mortgages receivable, net	658	642
Investments in unconsolidated entities	55	59
TOTAL ASSETS	3,687	3,314
Deferred revenue	162	87
Accrued expenses and other current liabilities	215	186
Total current liabilities	641	518
Deferred income taxes	133	165
TOTAL LIABILITIES	1,970	1,713
Retained earnings	597	499
Total shareholders' equity	1,679	1,574
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,687	3,314
As Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Receivables	78	87
Vacation ownership inventory	499	197
Prepaid expenses	62	49
Other current assets	32	29
Total current assets	1,199	746
Vacation ownership mortgages receivable, net	644	632
Investments in unconsolidated entities	54
TOTAL ASSETS	3,671	3,304
Accrued expenses and other current liabilities	217	187
Total current liabilities	643	519
Deferred income taxes	128	161
TOTAL LIABILITIES	1,967	1,710
Retained earnings	584	492
Total shareholders' equity	1,666	1,567
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,671	3,304
BCD Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Receivables	1	1
Vacation ownership inventory	(3)	(2)
Prepaid expenses	(2)	2
Total current assets	(4)	1
Vacation ownership mortgages receivable, net	14	10
Investments in unconsolidated entities	1
TOTAL ASSETS	11	11
Accrued expenses and other current liabilities	(2)	(1)
Total current liabilities	(2)	(1)
Deferred income taxes	4	3
TOTAL LIABILITIES	2	2
Retained earnings	9	5
Total shareholders' equity	9	5
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	11	7
Other Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Prepaid expenses	4	(2)
Other current assets	1	1
Total current assets	5	(1)
TOTAL ASSETS	5	(1)
Deferred income taxes	1	1
TOTAL LIABILITIES	1	1
Retained earnings	4	2
Total shareholders' equity	4	2
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5	$ 3